Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 22,461	$ 28,299	$ 49,382	$ 59,491
Share-based compensation	14,752	18,615	32,509	36,028
Travel expenses	1,487	4,605	5,280	8,859
Professional services	5,814	5,115	11,503	11,339
Office expenses	3,082	3,296	6,482	6,795
Other expenses	5,317	4,613	12,341	8,904
Total selling, general and administrative expenses	$ 52,913	$ 64,543	$ 117,497	$ 131,416